Financial Risk Factors and Risk Management	12 Months Ended
Dec. 31, 2025
Financial Risk Factors and Risk Management
Financial Risk Factors and Risk Management

Section F — Management of Financial Risk Factors

Based on our global activities, we are exposed to a variety of financial risks, including market risks (mainly foreign currency exchange rate risk but also interest rate risk and equity price risk), credit risk, and liquidity risk.

Financial risk management is executed on a Group-wide basis through our global treasury, global risk management, and global credit management departments. Formal risk management policies have been established to systematically identify exposures, define appropriate risk limits, and ensure continuous risk monitoring and assessment. These policies, together with our hedging strategies, are codified within internal governance frameworks—including treasury and other internal guidelines—and are subject to ongoing review, evaluation, and enhancement to reflect changes in market conditions and the SAP Group’s evolving business profile.

We use derivative financial instruments exclusively for risk mitigation purposes within the context of prudent financial risk management, and not for speculation, which is defined as entering into derivative positions without corresponding underlying exposures.

This section provides an overview of our exposure to these risk factors and describes the corresponding risk management framework. Additionally, it contains detailed information about our financial instruments.

(F.1) Financial Risk Factors and Risk Management

y Accounting for Derivative Financial Instruments

We use derivatives to hedge foreign currency risk, interest rate risk, and equity price risk exposure resulting from SAP Group’s cash settled share-based compensation (SBC) programs, and designate them as cash flow, net investment, or fair value hedges if they qualify for hedge accounting under IFRS 9, which involves judgment.

Derivatives Not Designated as Hedging Instruments in Hedge Accounting Relationships

Many of our derivative transactions constitute economic hedges that effectively mitigate financial risks but do not qualify for, or are not designated in, hedge accounting relationships under IFRS 9.

To hedge currency risks inherent in foreign-currency denominated and recognized monetary assets and liabilities, we do not designate our derivative financial instruments classified as fair value through profit and loss (FVTPL) in hedge accounting, because the profits and losses from the underlying transactions are recognized in profit or loss in the same periods as the profits or losses from the derivatives, thereby achieving a natural offset.

In addition, we occasionally have contracts that contain foreign currency embedded derivatives that are required to be accounted for separately.

Fair value fluctuations in the spot component or intrinsic value of such derivatives at FVTPL are included in Other non-operating income/expense, net while the forward element or time value is shown in Financial income, net.

Derivatives Designated as Hedging Instruments

a) Cash Flow Hedge

In general, we apply cash flow hedge accounting to the foreign currency risk of highly probable forecasted transactions and to share price volatility risk of highly probable cash flows resulting from our SBC programs.

With regard to foreign currency risk, hedge accounting relates to the spot element and to the intrinsic value of the derivatives designated and qualifying as cash flow hedges. Accordingly, the effective portion of these components determined on a present value basis is recorded in Other comprehensive income. The effective portion of the forward element and time value as well as foreign currency basis spreads excluded from the hedging relationship are recorded as cost of hedging in a separate position in Other comprehensive income. As the amounts are not material, they are presented together with the effective portion of the cash flow hedges in our consolidated statements of comprehensive income and consolidated statements of changes in equity. All other components including counterparty credit risk adjustments of the derivative and the ineffective portion are immediately recognized in Financial income, net in profit or loss. Amounts accumulated in Other comprehensive income are generally reclassified to profit or loss to Other non-operating income/expense, net and Financial income, net in the same period when the hedged item affects profit or loss.

With regard to SBC hedging, we designate derivatives (normally, total return equity swaps) at full fair value. Until designation, derivatives are accounted for as FVTPL, with fair value changes recognized in Financial income, net, if material.

Upon designation, the effective portion of subsequent fair value changes is recognized in Other comprehensive income and subsequently reclassified to Operating expenses within profit or loss in the same line item and periods in which the related share-based compensation expenses are recognized. The ineffective portion of fair value changes continues to be recognized immediately in Financial income, net within profit or loss.

b) Net Investment Hedge

In general, we do not hedge the foreign currency exposure arising from net assets of subsidiaries with a functional currency different from the euro, and consequently do not apply net investment hedge accounting. Notwithstanding this general approach, net investment hedge accounting is selectively applied in specific circumstances. For more information, see the section on translation risk further below in this Note.

The designated component in hedge accounting is the spot price of the derivatives designated and qualifying as net investment hedges. Accordingly, the effective portion of this component determined on a present value basis is recorded in Other comprehensive income. All other not-designated components and ineffective portions are recognized immediately in Financial income, net in profit or loss. Amounts accumulated in Other comprehensive income are reclassified to Other non-operating income/expense, net within profit or loss in the period in which the foreign operation is partially disposed of or sold.

c) Fair Value Hedge

We apply fair value hedge accounting for certain of our fixed-rate financial liabilities and show the fair value fluctuations in Financial income, net.

d) Valuation and Testing of Effectiveness

At inception of a designated hedging relationship, we document our risk management strategy and establish the economic relationship between the hedged item and the hedging instrument.

The existence of an economic relationship is demonstrated, and its prospective effectiveness is tested, as follows:

For foreign currency hedges, the critical terms match method is applied, since currencies, maturities, and the amounts are closely aligned for the forecasted transactions and for the spot element of the forward exchange rate contract or intrinsic value of the currency options, respectively.

The same methodology is applied for SBC hedging, as the underlying variable (SAP share price), maturities, and the number of underlying shares are closely aligned between equity swaps and the hypothetical derivatives representing the SBC cash flows’ sensitivity to share price volatility.

For interest rate swaps, effectiveness is tested prospectively using statistical methods in the form of a regression analysis, by which the validity and extent of the relationship between the change in value of the hedged items as the independent variable and the fair value change of the derivatives as the dependent variable is determined.

The main sources of ineffectiveness are:

-	The effect of the counterparty and our own credit risk on the fair value of the forward exchange contracts, interest rate swaps, and equity swaps, which is not reflected in the respective hedged items;
-	Net cash flows from the dividend/interest component of the equity swaps, which are not part of cash flows from the hedged SBC plans; and
-	Initial fair value of the equity swaps at designation date

Foreign Currency Exchange Rate Risk

Because we conduct business worldwide, our ordinary operations are subject to risks associated with fluctuations in foreign currencies that can impact our financial performance and cash flows.

Translation Risk

Our reporting currency is the euro. Therefore, the consolidation of financial statements of subsidiaries with a functional currency other than the euro exposes us to foreign currency risk from the translation of the net assets of those subsidiaries. In accordance with IFRS, such translation risks are not considered in the following except where we hedge translation risk.

In general, translation risk is not hedged. However, on rare occasions we safeguard the euro countervalue of merger or disposal activities and apply net investment hedge accounting.

In 2025 and 2023, we hedged part of our net investment in subsidiaries which have the U.S. dollar as their functional currency, by entering into forwards. The hedged risk is the weakening of the U.S. dollar against the euro. The forwards are designated as a hedging instrument for the changes in the value of the net investment that is attributable to changes in the U.S. dollar/euro spot rate.

To assess hedge effectiveness, we have determined the economic relationship between the hedging instrument and the hedged item, by comparing changes in the carrying amount of the forwards that is attributable to a change in the spot rate with changes in the investment in the respective subsidiaries due to movements in the spot rate.

Transaction Risk

We continuously monitor our exposure to currency fluctuation risks based on monetary items and forecasted transactions and pursue a Group-wide strategy to manage foreign currency exchange rate risk, using derivative financial instruments, primarily foreign exchange forward contracts.

Recognized Monetary Assets and Liabilities

Generally, the Group’s entities conduct their operating business in their own functional currencies. However, occasionally the Group’s entities generate foreign currency-denominated receivables, payables, and other monetary items by transacting in a currency other than the respective functional currency. To mitigate the extent of the associated foreign currency exchange rate risk, a significant portion of these transactions is hedged as described above with the primary aim to reduce profit or loss volatility.

In rare circumstances, transacting in a currency other than the functional currency also leads to embedded foreign currency derivatives being separated and measured at FVTPL.

Generally, we are not exposed to any significant foreign currency exchange rate risk with regard to our investing and financing activities, as such activities are normally conducted in the functional currency of the investing or borrowing entity.

Forecasted Transactions

The intellectual property (IP) holders in the SAP Group are exposed to risks associated with forecasted intercompany cash flows in foreign currencies. These cash flows arise out of royalty payments from subsidiaries to the respective IP holder. The royalties are linked to the subsidiaries’ external revenue. This arrangement leads to a concentration of the foreign currency exchange rate risk with the IP holders, as the royalties are mostly denominated in the subsidiaries’ local currencies, while the functional currency of the IP holders with the highest royalty volume is the euro. The highest foreign currency exchange rate exposure of this kind relates to the currencies of subsidiaries with significant operations, for example the U.S. dollar, the pound sterling, the Japanese yen, the Swiss franc, and, in 2023, the Australian dollar.

With respect to forecasted transactions, up until December 2024 our risk management strategy was to reduce year-over-year profit or loss volatility via a rolling 12-month hedge horizon. Since December 2024, our forecasted exposure hedging strategy is aimed at reducing volatility from foreign currency fluctuations on the forecasted Free Cash Flow (FCF) of a calendar year by preserving foreign exchange rates on which the FCF guidance is based on. Notwithstanding the change in foreign currency exchange rate risk management, our hedged item remains a layer of the forecasted cash flows from royalty payments to IP holders as they correlate to our FCF. Due to the change in our foreign currency exchange rate risk management, we de-designated all existing cash flow hedge relationships and entered into new cash flow hedge relationships in December 2024.

We enter into derivative financial instruments, primarily foreign exchange forward contracts, to hedge such significant forecasted cash flows (royalties) from foreign subsidiaries denominated in foreign currencies with a hedge ratio of 1:1 and a hedge horizon of up to 18 months, which is also the maximum maturity of the foreign exchange derivatives we use.

For all years presented, no previously highly probable transaction designated as a hedged item in a foreign currency cash flow hedge relationship ceased to be probable. Therefore, we did not discontinue any of our cash flow hedge relationships except for those affected by the change in our foreign currency exchange rate risk management. Also, ineffectiveness was either not material or non-existent in all years reported. Generally, the cash flows of the hedged forecasted transactions are expected to occur and to be recognized in profit or loss monthly within the respective calendar year.

Currency Hedges Designated as Hedging Instruments (Cash Flow Hedges and Net Investment Hedges)

The amounts as at December 31 relating to items designated as hedged items were as follows:

Designated Hedged Items in Foreign Currency Exchange Rate Hedges

	Forecasted		Forecasted
	License Payments	Net Investment	License Payments	Net Investment
€ millions		2025		2024
Change in value used for calculating hedge ineffectiveness	-32	1	19	0
Cash flow hedge	-32	-1	19	0
Cost of hedging	12	0	3	0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0	-15	0	-15

The amounts as at December 31 designated as hedging instruments were as follows:

Designated Hedging Instruments in Foreign Currency Exchange Rate Hedges

	Forecasted License	Net Investment	Forecasted License	Net Investment
	Payments in EUR	in USD	Payments in EUR	in USD
€ millions	2025		2024
Nominal amount	3,941	1,610	3,735	0
Carrying amount
Other financial assets	27	1	12	0
Other financial liabilities	-7	0	-32	0
Change in value recognized in OCI	32	1	-19	0
Hedge ineffectiveness recognized in Finance income, net	-1	0	1	0
Cost of hedging recognized in OCI	-12	0	-3	0
Amount reclassified from cash flow hedge in OCI to Other non-operating income, net	272	0	-78	0
Amount reclassified from cost of hedging in OCI to Finance income, net	-20	0	-17	0

On December 31, we held the following instruments to hedge exposures to changes in foreign currency:

Details on Hedging Instruments in Foreign Currency Exchange Rate Hedges

	Maturity
	2025		2024
	1–6 Months	7–12 Months	1–6 Months	7–12 Months
Forward exchange contracts
Net exposure in € millions	3,721	1,830	2,078	1,657
Average EUR:GBP forward rate	0.88	0.89	0.83	0.84
Average EUR:JPY forward rate	176.02	175.22	158.63	157.46
Average EUR:CHF forward rate	0.93	0.92	0.92	0.91
Average EUR:USD forward rate	1.18	1.19	1.06	1.07

Remaining Foreign Currency Exchange Transaction Risk Exposure

Our risk exposure is based on the following assumptions:

-	The SAP Group’s entities generally operate in their functional currencies. In exceptional cases and limited economic environments, operating transactions are denominated in currencies other than the functional currency, leading to a foreign currency exchange rate risk for the related monetary instruments. Where material, this foreign currency exchange rate risk is hedged. Therefore, fluctuations in foreign currency exchange rates only have an impact on profit and loss with regard to our unhedged non-derivative monetary financial instruments and related income or expenses.
-	Our free-standing derivatives designed for hedging foreign currency exchange rate risks almost completely balance the changes in the fair values of the hedged item attributable to exchange rate movements in the Consolidated Income Statements in the same period. As a consequence, the hedged items and the hedging instruments are not exposed to foreign currency exchange rate risks, and thereby have no effect on profit and loss.

Consequently, we are only exposed to significant foreign currency exchange rate fluctuations with regard to the following:

-	The spot component of derivatives held within a designated cash flow hedge relationship affecting other comprehensive income
-	Foreign currency embedded derivatives affecting other non-operating expense, net
-	Unhedged foreign - currency monetary assets and liabilities affecting other non - operating expense, net

Thus, our foreign currency exposure (and our average/high/low exposure) as at December 31 was as follows:

Foreign Currency Exposure

€ billions	2025	2024
Year-end exposure toward all our major currencies	6.0	5.6
Average exposure	5.6	4.5
Highest exposure	6.8	5.6
Lowest exposure	4.2	3.3

Foreign Currency Exchange Rate Sensitivity

If, on December 31, the foreign currency exchange rates had been higher/lower as described below, this would have had the following effects on other non-operating expense, net and other comprehensive income:

Foreign Currency Sensitivity

	Effects on Other Non-Operating Expense, Net			Effects on Other Comprehensive Income
€ millions	2025	2024	2023	2025	2024	2023
Derivatives held within a designated cash flow hedge relationship
All major currencies –10% against the euro				393	375	238
All major currencies +10% against the euro				-393	-375	-238
thereof: USD –10% against the euro				281	281	131
thereof: USD +10% against the euro				-281	-281	-131
Embedded derivatives
All currencies –10% against the respective functional currency	-94	-56	-63
All currencies +10% against the respective functional currency	97	56	64
thereof: EUR –10% against the respective functional currency	-80	-45	-48
thereof: EUR +10% against the respective functional currency	80	45	48
Unhedged monetary assets and liabilities
All currencies –10% against the respective functional currency	-95	-101	-112
All currencies +10% against the respective functional currency	95	101	112
thereof: USD –10% against the respective functional currency	-45	-39	-46
thereof: USD +10% against the respective functional currency	45	39	46

Interest Rate Risk

We are exposed to interest rate risk as a result of our investing and financing activities mainly denominated in euros and U.S. dollars, since a significant portion of our investments is based on variable rates and/or short maturities (2025: 56%; 2024: 60%), while the majority of our financing transactions are based on fixed rates and long maturities (2025: 100%; 2024: 86%).

The objective of our interest rate risk management is to reduce profit or loss volatility and optimize our net interest result within the framework of an asset-liability matching approach. We achieve this by incorporating interest rate derivatives into our portfolio of investments and debt financing.

Derivatives Designated as Hedging Instruments (Fair Value Hedges)

To align the interest rate risk from our financing transactions with our investments, we enter into receiver interest rate swaps to convert the interest cash flows of certain fixed-rate financial liabilities to floating rates, and by this means secure the fair value of the swapped financing transactions on a 1:1 ratio. When including interest rate swaps, 28% (2024: 40%) of our total interest-bearing financial liabilities outstanding as at December 31, 2025, had fixed interest rates.

The amounts as at December 31 relating to items designated as hedged items were as follows:

Designated Hedged Items in Interest Rate Hedges

	2025			2024
	Fixed-Rate	Fixed-Rate	Fixed-Rate	Fixed-Rate
€ millions	Borrowing in EUR	Borrowing in USD	Borrowing in EUR	Borrowing in USD
Notional amount	4,550	0	4,550	0
Carrying amount	4,194	0	4,103	0
Accumulated fair value adjustments in Other financial liabilities	337	0	423	-3
Change in fair value used for measuring ineffectiveness for the reporting period	86	0	133	-3
Accumulated amount of fair value hedge adjustments for hedged items ceased to be adjusted for hedging gains/losses	0	0	0	-3

The amounts as at December 31 designated as hedging instruments were as follows:

Designated Hedging Instruments in Interest Rate Hedges

	2025			2024
	Interest Rate	Interest Rate	Interest Rate	Interest Rate
	Swaps for	Swaps for	Swaps for	Swaps for
€ millions	EUR Borrowing	USD Borrowing	EUR Borrowing	USD Borrowing
Notional amount	4,550	0	4,550	0
Carrying amount
Other financial assets	0	0	0	0
Other financial liabilities	-332	0	-408	0
Change in fair value used for measuring ineffectiveness for the reporting period	-76	0	-127	-1

As at December 31, we held the following instruments to hedge exposures to changes in interest rates:

Details on Hedging Instruments in Interest Rate Hedges

					2025
					Maturity
€ millions	2027	2028	2029	2030	2031
EUR interest rate swaps
Nominal amounts	1,000	1,000	800	500	1,250
Average variable interest rate[1]	4.069%	3.503%	2.956%	3.672%	3.924%
USD interest rate swaps
Nominal amounts
Average variable interest rate[1]

					2024
					Maturity
€ millions	2027	2028	2029	2030	2031
EUR interest rate swaps
Nominal amounts	1,000	1,000	800	500	1,250
Average variable interest rate[1]	4.535%	3.827%	3.056%	3.746%	3.912%
USD interest rate swaps
Nominal amounts
Average variable interest rate[1]

[1] Computed based on the interest rate curve as at December 31 of the respective reporting period.

Remaining Interest Rate Exposure

Our interest rate exposure (and our average/high/low exposure) as at December 31 was as follows:

Interest Rate Risk Exposure

	2025				2024
€ billions	Year-End	Average	High	Low	Year-End	Average	High	Low
Fair value interest rate risk
From investments	2.87	3.46	4.90	2.87	3.99	3.85	4.29	3.29
Cash flow interest rate risk
From investments (including interest - bearing cash)	0.56	0.75	0.90	0.56	0.72	0.74	0.78	0.72
From financing	0	0.21	1.25	0	1.25	0.42	1.25	0
From interest rate swaps	4.55	4.55	4.55	4.55	4.55	4.63	4.64	4.55

Interest Rate Sensitivity

In compliance with IFRS 7, the following sensitivity analysis is provided to show the potential impact of interest rate fluctuations on profit or loss and equity, based on the following considerations:

-	Non-derivative fixed-rate instruments: Changes in interest rates only affect the accounting for non-derivative fixed-rate financial instruments if they are recognized at fair value. Therefore, such interest rate changes do not change the carrying amounts of our non-derivative fixed-rate financial liabilities, as we account for them at amortized cost. Investments in fixed-rate financial assets classified as fair value through profit or loss were not material at each year end reported. Thus, we do not consider any fixed-rate instruments in the profit-related sensitivity calculation.
-	Non-derivative variable-rate instruments: Income or expenses arising from non-derivative variable interest rate financial instruments are subject to interest rate risk if they are not hedged items in an effective hedge relationship. Thus, we take into consideration interest rate changes relating to our variable-rate financing and our investments in money market instruments in the profit-related sensitivity calculation.
-	Derivative hedging instruments: The designation of interest rate receiver swaps in a fair value hedge relationship leads to interest rate changes affecting Financial income, net. The fair value movements related to the interest rate swaps are not reflected in the sensitivity calculation, as they offset the fixed interest rate payments for the bonds and private placements as hedged items. However, changes in market interest rates affect the amount of interest payments from the interest rate swap. As a consequence, we include those effects of market interest rates on interest payments in the profit-related sensitivity calculation.

If, on December 31, interest rates had been higher/lower, this would have had the following effects on Financial income, net:

Interest Rate Sensitivity

	Effects on Financial Income, Net
€ millions	2025	2024	2023
Derivatives held within a designated fair value hedge relationship
Interest rates +100bps for U.S. dollar area/+100bps for euro area for all years presented	-46	-46	-46
Interest rates –100bps for U.S. dollar area/–100bps for euro area for all years presented	46	46	46
Variable-rate financing
Interest rates +100bps for U.S. dollar area/+100bps for euro area for all years presented	0	-4	0
Interest rates –100bps for U.S. dollar area/–100bps for euro area for all years presented	0	4	0
Variable-rate investments
Interest rates +100bps for U.S. dollar area/+100bps for euro area for all years presented	34	47	32
Interest rates –100bps for U.S. dollar area/–100bps for euro area for all years presented	-34	-47	-32

Equity Price Risk

Equity Price Risk Management

We are exposed to equity price risk with regard to our investments in equity securities, as well as through the cash settled components of our share based compensation (SBC) programs.

Venture Capital Activities

Our listed equity investments are monitored based on the current market value, which is affected by the fluctuations in the volatile stock markets worldwide. Unlisted equity investments are monitored based on detailed financial information provided by the investees. The fair value of our listed equity investments depends on the equity prices, while the fair value of the unlisted equity investments is influenced by various unobservable input factors.

Equity Price Exposure

On December 31, 2025, our exposure from our investments in equity securities was €6,574 million (2024: €6,401 million; 2023: €4,967 million).

Equity Price Sensitivity

Our sensitivity towards a fluctuation in equity prices is as follows:

Equity Price Sensitivity

€ millions	2025	2024	2023
Investments in equity securities
Increase in equity prices and respective unobservable inputs of 8% (2024: 10%) - increase of financial income, net	526	640	1,093
Decrease in equity prices and respective unobservable inputs of 8% (2024: 10%) - decrease of financial income, net	-526	-640	-1,093

For purposes of our equity price sensitivity disclosure, we benchmarked the historical average of public market returns of the NASDAQ and S&P 500 to the average annual venture capital benchmark returns over a 12-year period, which is the assumed average holding period of venture capital funds. Overall, our analysis indicated a blended return range of +/-8% in 2025(+/-10% in 2024, +/-22% in 2023).

Share-Based Compensation Hedging

As a result of the cash-settled components of SAP’s SBC programs, we are exposed to a Group-wide volatility in SAP’s share price, which directly impacts our SBC payment obligations (for more information about SBC payouts, see Note (B.3)). To manage this exposure on a consolidated basis, SAP started using total return equity swaps as hedging instruments in March 2025.

As at December 31, our exposure to the hedged risk represented by the number of cash-settled stock units held by employees was as follows:

Exposure to Cash-Settled RSUs

thousands	2025	2024
Number of Restricted Stock Units (RSUs)	1,049	2,098
Number of Performance Stock Units (PSUs)	49	157
Total gross exposure	1,098	2,255
Number of hedged RSUs	602	0
Total net exposure	496	2,255

SAP hedges a specific layer of cash flows from SBC programs based on grant date(s), with each forming a distinct hedge relationship. SAP hedges only RSUs, excluding PSUs, to minimize fluctuations in the hedged population, since PSU vesting quantities depend not only on employment status at time of vesting but also on performance metric achievement.

Furthermore, SAP hedges up to 80% of granted RSUs within each hedge relationship, thereby making forfeitures and potential adjustments to the Group-wide exposure immaterial to the hedged population. This approach ensures a high probability of the forecasted transactions represented by expected cash flows from hedged RSUs.

All SBC hedge relationships maintain a 1:1 hedge ratio and a hedge horizon of up to three years, which aligns with the maximum maturity of the equity swaps utilized.

Under the equity swap arrangements, a swap contract is established between SAP and the counterparty bank for each grant date (or multiple grant dates), featuring multiple settlement dates corresponding to RSU vesting dates (tranches).

At each vesting date, SAP and the bank exchange the difference between the final share price and the initial swap price for that tranche. Additionally, SAP pays interest to the bank based on floating interest rates, which are adjusted to account for dividends that would otherwise be paid by the bank to SAP.

For all periods presented, no previously highly probable transactions designated as hedged items in SBC cash flow hedge relationships ceased to be probable. Consequently, no cash flow hedge relationships were discontinued.

The amounts as at December 31 relating to items designated as hedged items were as follows:

Designated Hedged Items in SBC Hedges

€ millions	2025	2024
Change in value used for calculating hedge ineffectiveness	3	0
Cash flow hedge reserve balance	6	0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0	0

The amounts as at December 31 designated as hedging instruments were as follows:

Designated Hedging Instruments in SBC Hedges

€ millions, unless stated otherwise	2025	2024
Nominal amount in number of RSUs, thousands	602	0
Nominal amount in EUR	145	0
Carrying amount:
Other financial assets	0	0
Other financial liabilities	-20	0
Change in value used for calculating hedge ineffectiveness	-3	0
Change in value recognized in OCI	-3	0
Hedge ineffectiveness recognized in Finance income, net	0	0
Amount reclassified from cash flow hedge in OCI to Operating profit	3	0

On December 31, we held the following instruments designated in SBC hedging:

Details on Hedging Instruments in SBC Hedges

					Maturity of the Remaining Tranches
			2025			2024
	Less Than		More Than	Less Than		More Than
	12 Months	12-24 Months	24 Months	12 Months	12-24 Months	24 Months
Nominal amount in number of RSUs, thousands	471	110	21	0	0	0
Initial swap price, in EUR:
March 2025 swap		263.32			—
April 2025 swap		229.92			—
Nominal amount in € millions	111	28	6	0	0	0

Sensitivity Analysis

At year end 2025, fair value changes in the equity swaps impacted Group profit or loss and equity through the Cash flow hedge reserve and amounts reclassified from the Cash flow hedge reserve to profit or loss (hedge ineffectiveness from these relationships is immaterial). The primary driver of the fair value volatility of the equity swaps is SAP share price variability. However, since the same risk factor drives volatility in hedged SBC expenses, any change in the equity swaps’ impact on profit or loss is offset by corresponding changes in SBC expenses related to the hedged RSU population. Impacts on equity (other comprehensive income) are not offset; therefore, the table below presents the increase or decrease in other comprehensive income that would have resulted had SAP’s share price at year end increased or decreased by 10%.

Equity Swaps Sensitivity

		Effects on Other Comprehensive Income
€ millions	2025	2024	2023
Increase in SAP share price of 10% - increase in OCI	-4	—	—
Decrease in SAP share price of 10% - decrease in OCI	4	—	—

Credit Risk

We are exposed to credit risk to the extent either our customers or our counterparts for financial instruments fail to meet their contractual obligations. In the absence of collateral or other significant agreements to reduce our credit risk exposure, the total nominal amounts of cash and cash equivalents, current investments, loans, other financial receivables, derivative financial assets, trade receivables, and financial guarantees represent our maximum exposure to credit risks.

Cash at Banks, Time Deposits, and Debt Securities

To mitigate the credit risk from our investing activities and derivative financial assets, we conduct all our activities only with approved financial institutions and issuers that meet stringent credit quality standards as required by our internal treasury policies. These policies mandate a minimum credit rating of “BBB” (flat) for all investments, with exceptions to this threshold permitted only in limited circumstances. Such below-threshold investments were not significant relative to total investment balances in all years presented. The weighted average credit rating of our financial assets portfolio is “A–”.Our investment approach is characterized by prudent asset allocation, emphasizing short-term maturities, conventional investment instruments, and broad portfolio diversification across multiple counterparties.

To further reduce our credit risk, we require collateral for certain investments in the full amount of the investment volume (2025: €100 million, 2024: €0 million), which we would be allowed to make use of in the case of default of the counterparty. Eligible collateral is limited to bonds with investment-grade credit ratings.

In addition, the concentration of credit risk that exists when counterparties are involved in similar activities by instrument, sector, or geographic area is mitigated through global diversification of counterparties and adherence to an internal counterparty limit framework. This framework establishes exposure limits for individual counterparties based on the lowest available long-term credit rating from major rating agencies, the counterparty’s Tier 1 capital, or participation in deposit guarantee schemes such as the German Depositors’ Guarantee Fund or equivalent protection mechanisms. Compliance with these counterparty limits is monitored on an ongoing basis. Additionally, we actively monitor credit default swap spreads as a market-based indicator of counterparty creditworthiness, enabling timely identification of emerging credit risks and prompt implementation of appropriate risk mitigation measures.

For cash at banks, time deposits, and debt securities (including bonds and commercial paper), we apply the general impairment approach. As it is our policy to only invest in high-quality assets of issuers with a minimum rating of at least investment grade to minimize the risk of credit losses, we use the low credit risk exception. Thus, these assets are always allocated to stage 1 of the three-stage credit loss model and we record a loss allowance for an amount equal to 12-month expected credit losses. This loss allowance is calculated based on our exposure as at the respective reporting date, the loss given default for this exposure, and the credit default swap spread as a measure for the probability of default. To ensure continued compliance with investment-grade criteria throughout the life of our investments, we monitor changes in credit risk by tracking published external credit ratings.

We consider cash at banks, time deposits, and debt securities to be in default when the counterparty is unlikely to pay its obligations in full, there is evidence of significant financial difficulties, or credit default swap spreads widen materially for an extended period while broader market conditions remain stable. Such financial assets are written off either partially or in full if the likelihood of recovery is considered remote, which might be evidenced by, for example, counterparty bankruptcy or insolvency proceedings.

Trade Receivables

Credit risk associated with trade receivables is managed through a dedicated assessment process that evaluates customer creditworthiness using external credit ratings and the Company’s past experience of customer payment behavior. Based on this evaluation, individual credit limits are established for each customer, with any exceptions requiring management approval.

We apply the simplified impairment approach under IFRS 9, using a provision matrix to recognize lifetime expected credit losses for all trade receivables and contract assets at initial recognition.

For the provision matrix, customers are segmented into distinct risk categories primarily based on historical credit loss experience within the respective SAP subsidiaries.

Loss rates representing lifetime expected credit losses are determined using a roll-rate methodology that considers the probability of receivables progressing through successive stages of delinquency and actual historical credit loss experience. These loss rates are adjusted for forward-looking information to reflect differences between historical economic conditions, current circumstances, and anticipated economic developments over the expected life of the receivables. Forward-looking adjustments incorporate credit default swap fluctuations for countries in which our customers operate.

Outstanding receivables are monitored continuously at the local level to identify objective evidence of credit impairment. Indicators of credit impairment include overdue payment status, information regarding significant financial difficulty of the customer, or failure to adhere to agreed payment terms. Receivables are considered to be in default when the counterparty is unlikely to fulfill its payment obligations in full. However, payment delays (such as amounts overdue beyond 90 days) in the ordinary course of business do not automatically constitute default. Receivables are written off, either partially or fully, when recovery is deemed remote, as may be evidenced by completed bankruptcy proceedings or exhaustion of collection efforts and enforcement actions.

The impact of individual customer defaults on our trade receivables portfolio is mitigated by our extensive and diversified customer base spanning multiple industries, customer sizes, and countries worldwide. For more information about trade receivables, see Note (A.2).

Credit Risk Exposure

Cash, Time Deposits, and Debt Securities

As at December 31, our exposure to credit risk from cash, time deposits, and debt securities was as follows:

Credit Risk Exposure from Cash, Time Deposits, and Debt Securities

	2025
	Equivalent to External	Weighted Average Loss	Gross Carrying Amount	Gross Carrying Amount
€ millions, unless otherwise stated	Rating	Rate	Not Credit-Impaired	Credit-Impaired	ECL Allowance
Risk class 1 - low risk	AAA to BBB-	-0.1%	6,594	0	-7
Risk class 2 - high risk	BB+ to D	0.0%	86	0	0
Risk class 3 - unrated	NA	-8.6%	35	0	-3
Total		-0.1%	6,715	0	-10

	2024
	Equivalent to External	Weighted Average Loss	Gross Carrying Amount	Gross Carrying Amount
€ millions, unless otherwise stated	Rating	Rate	Not Credit-Impaired	Credit-Impaired	ECL Allowance
Risk class 1 - low risk	AAA to BBB-	-0.1%	7,004	0	-7
Risk class 2 - high risk	BB+ to D	0.0%	105	0	0
Risk class 3 - unrated	NA	-4.6%	65	0	-3
Total		-0.1%	7,174	0	-10

Master Netting and Similar Arrangements

We enter into derivatives on the basis of the German Master Agreement on Financial Derivatives Transactions (“Deutscher Rahmenvertrag für Finanztermingeschäfte”) and similar agreements. The regulations of these agreements apply particularly in the case of insolvency and not during the normal course of business.

The following table shows the derivative instruments that are subject to such netting arrangements:

Master Netting and Similar Arrangements

	2025			2024
		Nettable Amounts
		in Case of			Nettable amounts in
€ millions	Carrying Amounts	Insolvency	Net Amount	Carrying Amounts	Case of Insolvency	Net Amount
Financial assets	73	39	34	60	42	18
Financial liabilities	-437	-39	-398	-525	-42	-483

Trade Receivables

As at December 31, our exposure to credit risk from trade receivables was as follows:

Credit Risk Exposure from Trade Receivables

	2025
		Gross Carrying Amount	Gross Carrying Amount
€ millions, unless otherwise stated	Weighted Average Loss Rate	Not Credit-Impaired	Credit-Impaired	ECL Allowance
AR not due and due	-0.3%	3,909	2	-10
AR overdue 1 to 30 days	-0.5%	704	79	-4
AR overdue 30 to 90 days	-1.4%	586	36	-9
AR overdue more than 90 days	-29.1%	426	278	-205
TOTAL	-3.8%	5,625	395	-228

	2024
		Gross Carrying Amount	Gross Carrying Amount
€ millions, unless otherwise stated	Weighted Average Loss Rate	Not Credit-Impaired	Credit-Impaired	ECL Allowance
AR not due and due	-0.2%	4,439	0	-7
AR overdue 1 to 30 days	-0.9%	619	64	-6
AR overdue 30 to 90 days	-1.4%	603	28	-9
AR overdue more than 90 days	-29.2%	445	263	-207
TOTAL	-3.5%	6,106	355	-229

The movement in the ECL allowance for trade receivables is as follows:

Movement in ECL Allowance for Trade Receivables

	2025	2024
€ millions	ECL Allowance	ECL Allowance
Balance as at 1/1	-229	-203
Net credit losses recognized	-86	-112
Amounts written off	87	86
Balance as at 12/31	-228	-229

Liquidity Risk

We are exposed to liquidity risk from our financial obligations including obligations towards suppliers, employees, and financial institutions.

Our liquidity is managed by our global treasury department with the primary aim of maintaining liquidity at a level that is adequate to meet our financial obligations and ensuring the availability of funding through adequate levels of committed credit facilities.

Our primary source of liquidity is represented by our operating cash flows. Our global treasury department centrally manages liquidity for all subsidiaries, pooling cash surpluses where possible to optimize deployment across the Group for operational requirements, subsidiary funding needs, or short-term investment opportunities.

This centralized approach enables us to optimize returns while maintaining adequate liquid assets and marketable securities, as strategic reserve to preserve our financial flexibility and strength.

In addition to effective working capital and cash management, we have reduced our liquidity risk by arranging an adequate volume of committed credit facilities with various financial institutions.

In 2023, SAP SE entered into a sustainability-linked revolving credit facility with a volume of €3.0 billion and an end date in March 2030. The use of the facility is not restricted by any financial covenants and borrowings under the facility bear interest at EURIBOR or the agreed benchmark rate for the respective currency plus a base margin which may be adjusted depending on the fulfillment of agreed sustainability performance targets. We have not drawn on the facility.

In September 2019, we initiated a commercial paper (Commercial Paper, or CP) program. As at December 31, 2025, we had €498 million of CP outstanding with maturities generally less than six months (2024: €498 million).

Additionally, as at December 31, 2025 and 2024, the Group had available lines of credit totaling €1.15 billion and €1.2 billion, respectively. In 2024, an amount of €1 billion was used via money market loans; for more information, see Note (E.3). The facility was fully repaid as at December 31, 2025.

The table below is an analysis of the remaining contractual maturities of all our financial liabilities and guarantees held as at December 31.

Financial liabilities for which repayment can be requested by the contract partner at any time are assigned to the earliest possible period. Variable interest payments were calculated using the latest relevant interest rate fixed as at December 31. As we generally settle our derivative contracts gross, we show the pay and receive legs separately for all our currency, interest rate and share-based compensation derivatives, whether or not the fair value of the derivative is negative. The cash outflows for the currency derivatives are translated using the applicable spot rate.

We continue to provide rental guarantees for certain offices used by Qualtrics. The amounts shown for the financial guarantees are the gross amounts we guarantee, however, we are entitled to indemnification payments by Qualtrics which will reduce the guarantee amounts disclosed.

Contractual Maturities of Non-Derivative Financial Liabilities

	Carrying
	Amount	Contractual Cash Flows
€ millions	12/31/2025	2026	2027	2028	2029	2030	Thereafter
Non-derivative financial liabilities
Trade payables	-1,465	-1,465	0	0	0	0	0
Bonds	-5,294	-1,161	-1,045	-1,033	-828	-522	-1,254
Private placements	0	0	0	0	0	0	0
Loans	0	0	0	0	0	0	0
Commercial Paper	-498	-500	0	0	0	0	0
Lease liabilities	-1,684	-302	-291	-234	-185	-158	-812
Other financial liabilities[1]	-157	-207	-21	0	0	0	0
Total of non-derivative financial liabilities	-9,098	-3,635	-1,357	-1,267	-1,013	-680	-2,066

Financial guarantees	0	-17	-17	-18	-18	-18	-260

	Carrying
	Amount	Contractual Cash Flows
€ millions	12/31/2024	2025	2026	2027	2028	2029	Thereafter
Non-derivative financial liabilities
Trade payables	-1,178	-1,178	0	0	0	0	0
Bonds	-6,090	-970	-1,161	-1,045	-1,033	-828	-1,775
Private placements	-99	-3	-3	-100	0	0	0
Loans	-2,250	-2,300	0	0	0	0	0
Commercial Paper	-498	-500	0	0	0	0	0
Lease liabilities	-1,715	-371	-287	-237	-184	-148	-821
Other financial liabilities[1]	-270	-21	-32	0	0	0	0
Total of non-derivative financial liabilities	-12,099	-5,343	-1,483	-1,382	-1,217	-976	-2,596

Financial guarantees	0	-19	-19	-19	-20	-20	-315

[1] The carrying amount of other financial liabilities includes accrued interest for our non - derivative financial debt as well as for derivatives, while the cash outflow of this accrued interest is presented together with the underlying liability in the maturity analysis.

Contractual Maturities of Derivative Financial Liabilities and Financial Assets

	Carrying			Carrying
	Amount	Contractual Cash Flows		Amount	Contractual Cash Flows
€ millions	12/31/2025	2026	Thereafter	12/31/2024	2025	Thereafter
Derivative financial liabilities and assets
Derivative financial liabilities
Currency derivatives not designated as hedging instruments	-53			-85
Cash outflows		-2,667	0		-4,003	0
Cash inflows		2,626	0		3,942	0
Currency derivatives designated as hedging instruments	-7			-32
Cash outflows		-1,737			-2,805
Cash inflows		1,722			2,749
Interest rate derivatives without designated hedge relationship	0			0
Cash outflows
Cash inflows
Interest rate derivatives designated as hedging instruments	-332			-408
Cash outflows		-163	-513		-230	-649
Cash inflows		60	181		60	241
Equity swaps designated as hedging instruments	-20			0
Cash outflows		-3	-18		0	0
Cash inflows		0	0		0	0
Total of derivative financial liabilities	-412	-162	-350	-525	-287	-408
Derivative financial assets
Currency derivatives not designated as hedging instruments	40			51
Cash outflows		-2,430			-2,921
Cash inflows		2,468			2,977
Currency derivatives designated as hedging instruments	27			12
Cash outflows		-3,814			-948
Cash inflows		3,824			964
Total of derivative financial assets	66	49	0	63	72	0
Total of derivative financial liabilities and assets	-346	-114	-350	-462	-215	-408

Other

In the fourth quarter of 2025, SAP entered into physical power purchase agreements (PPAs) with delivery start in 2026 to increase the share of renewable electricity and to achieve price stability. In this context, we early adopted the 2024 amendments to IFRS 9 and IFRS 7 ‘Contracts Referencing Nature-dependent Electricity’ in 2025, which had no material impact on our financial statements.